Significant Accounting Policies - Major Classes of Assets and Depreciation Rates (Details)	12 Months Ended
Dec. 31, 2016
Buildings [Member] | Minimum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets (percentage)	4.00%
Buildings [Member] | Maximum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets (percentage)	20.00%
Machinery and equipment [Member] | Minimum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets (percentage)	10.00%
Machinery and equipment [Member] | Maximum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets (percentage)	20.00%
Furniture and fixtures [Member] | Minimum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets (percentage)	10.00%
Furniture and fixtures [Member] | Maximum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets (percentage)	20.00%
Automobiles and trucks [Member] | Minimum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets (percentage)	10.00%
Automobiles and trucks [Member] | Maximum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets (percentage)	33.30%